Income Taxes (Details) - Schedule of Reconciliation of the Federal Income Tax Rate		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 16, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of The Federal Income Tax Rate [Abstract]
Statutory federal income tax rate	1.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit						0.00%	0.00%
Change in fair value of warrant liabilities						(16.37%)	(34.30%)
Transaction costs associated with IPO						0.00%	2.40%
Meals and entertainment						0.28%	0.00%
Fair value of private warrant liabilities in excess of proceeds						0.00%	8.20%
Change in valuation allowance						1.34%	2.70%
Income tax provision		15.27%	2.04%	13.92%	0.30%	6.25%	0.00%